LEASE LIABILITIES	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
LEASE LIABILITIES
11.	LEASE LIABILITIES

The Company leases certain assets under lease agreements. The lease liabilities consist of leases of facilities with terms ranging from one to five years. The leases are calculated using incremental borrowing rates ranging from 11.7% to 13.3%.

Total
Balance at December 31, 2024	$428,021
Interest expense	36,711
Lease payments	(190,857)
Balance at December 31, 2025	273,875
Interest expense	12,636
Additions	36,110
Lease payments	(96,351)
Balance at June 30, 2026	$226,270

Which consists of:

	June 30, 2026	December 31, 2025
Current lease liability	$138,107	$143,624
Non-current lease liability	88,163	130,251
Ending balance	$226,270	$273,875

Draganfly Inc. Notes to the Condensed Consolidated Interim Financial Statements For the Three and Six Months Ended June 30, 2026 Expressed in Canadian Dollars (unaudited)

11.	LEASE LIABILITIES (CONT’D)

Maturity analysis	June 30, 2026	December 31, 2025
Less than one year	$153,710	$165,022
One to three years	93,386	141,519
Four to five years	-	-
Total undiscounted lease liabilities	247,096	306,541
Amount representing interest	(20,826)	(32,666)
	$226,270	$273,875

The three month and six month variable lease payments of $12,978 (2025 - $12,567) and $26,567 (2025 - $25,773) respectively have been recognized in profit and loss.